Annual Operating Expenses {- Fidelity® Growth Discovery Fund} - 06.30 Fidelity Growth Discovery Fund K PRO-07 - Fidelity® Growth Discovery Fund - Fidelity Growth Discovery Fund-Class K	Aug. 28, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.61%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.69%